Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2025 Fund	May 30, 2024
Fidelity Freedom 2025 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.10%
Past 5 years	7.46%
Past 10 years	5.97%
Fidelity Freedom 2025 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.34%
Past 5 years	5.52%
Past 10 years	4.25%
Fidelity Freedom 2025 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.54%
Past 5 years	5.49%
Past 10 years	4.31%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0551
Average Annual Return:
Past 1 year	14.07%
Past 5 years	7.35%
Past 10 years	6.08%